CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 611	$ 130	$ (1,425)
Adjustments required to reconcile net income (loss) to net cash used in operating activities:
Depreciation		8	27
Stock-based compensation	30	175	177
Amortization of debt discount, long-term convertible loan discount and deferred financing costs			149
Accrued interest of long-term convertible loan	60	60	60
Changes in fair value of instruments that are classified as liability	(400)	(173)	764
Severance pay, net		4	(17)
Decrease in accounts receivable	39	37	134
Decrease in prepaid expenses and other current assets	62	25	190
Increase (decrease) in accounts payable	(136)	(34)	63
Decrease in accrued expenses and other current liabilities	(102)	(116)	(93)
Increase (decrease) in deferred revenue	(238)	81	(106)
Restricted cash	(3)		1
Net cash provided by (used in) operating activities	(77)	197	(76)
Cash flows from investing activities:
Operating lease deposit			40
Net cash provided by investing activities			40
Increase (decrease) in cash and cash equivalents	(77)	197	(36)
Cash and cash equivalents at the beginning of the year	404	207	243
Cash and cash equivalents at the end of the year	$ 327	$ 404	$ 207